UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Kenneth L. Greenberg, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2006

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Biotechnology — 2.9%
399,615	Amgen, Inc.*	$28,372,665
490,688	MedImmune, Inc.*	16,040,591

		44,413,256

Brokers — 3.4%
383,705	Lehman Brothers Holdings, Inc.	28,267,547
264,593	Merrill Lynch & Co., Inc.	23,133,366

		51,400,913

Computer Hardware — 3.1%
493,983	Cisco Systems, Inc.*	13,278,263
246,690	Hewlett-Packard Co.	9,734,387
958,826	Seagate Technology	24,699,358

		47,712,008

Computer Software — 1.3%
1,203,493	Activision, Inc.*	20,519,556

Defense/Aerospace — 1.3%
217,095	The Boeing Co.	19,219,420

Diversified Energy — 3.1%
1,708,295	The Williams Companies, Inc.	47,422,269

Drugs — 2.9%
1,618,341	Pfizer, Inc.	44,488,194

Electrical Utilities — 5.3%
571,916	Entergy Corp.	52,227,369
319,678	Exelon Corp.	19,414,045
163,124	FirstEnergy Corp.	9,761,340

		81,402,754

Energy Resources — 10.7%
427,372	ConocoPhillips	28,762,136
218,298	Devon Energy Corp.	16,016,524
694,507	EOG Resources, Inc.	48,983,579
908,288	Exxon Mobil Corp.	69,765,601

		163,527,840

Environmental & Other Services — 1.2%
488,958	Waste Management, Inc.	17,900,752

Health Insurance — 0.8%
151,905	WellPoint, Inc.*	11,494,651

Home Products — 1.5%
775,519	Newell Rubbermaid, Inc.	22,094,536

Hotel & Leisure — 1.3%
244,829	Harrah’s Entertainment, Inc.	19,268,042

Large Banks — 13.3%
1,131,056	Bank of America Corp.	60,907,366
647,027	Citigroup, Inc.	32,086,069
1,109,321	J.P. Morgan Chase & Co.	51,339,376

Shares	Description	Value
Common Stocks — (continued)
Large Banks — (continued)
270,172	Wachovia Corp.	$14,640,621
1,224,248	Wells Fargo & Co.	43,142,499

		202,115,931

Life Insurance — 0.7%
121,683	The Hartford Financial Services Group, Inc.	10,435,534

Media — 2.4%
273,651	Comcast Corp.*	11,071,919
1,284,870	Time Warner, Inc.	25,877,282

		36,949,201

Medical Products — 3.7%
971,252	Baxter International, Inc.	43,453,815
233,742	Medtronic, Inc.	12,184,970

		55,638,785

Mining — 0.8%
193,315	Nucor Corp.	11,569,903

Motor Vehicle — 1.2%
313,111	Autoliv, Inc.	18,351,436

Oil Services — 2.5%
344,586	Baker Hughes, Inc.	25,302,950
375,884	BJ Services Co.	12,693,603

		37,996,553

Paper & Packaging — 2.2%
737,255	International Paper Co.	24,403,140
422,645	Packaging Corp. of America	9,530,645

		33,933,785

Parts & Equipment — 4.2%
844,367	General Electric Co.	29,789,268
534,906	United Technologies Corp.	34,517,484

		64,306,752

Property Insurance — 5.0%
471,628	American International Group, Inc.	33,164,881
146,292	Everest Re Group Ltd.	14,396,596
150,729	PartnerRe Ltd.(a)	10,508,826
249,484	XL Capital Ltd.	17,743,302

		75,813,605

Regionals — 1.1%
213,968	KeyCorp	7,724,245
256,616	Regions Financial Corp.	9,404,976

		17,129,221

REIT — 2.3%
189,735	Apartment Investment & Management Co.	10,936,325

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
REIT — (continued)
502,142	Equity Office Properties Trust	$24,203,245

		35,139,570

Restaurants — 2.8%
1,029,146	McDonald’s Corp.	43,193,258

Retail Apparel — 1.5%
295,181	J.C. Penney Co., Inc.	22,829,299

Specialty Financials — 4.5%
303,178	Countrywide Financial Corp.	12,042,230
67,081	Franklin Resources, Inc.	7,160,226
216,504	Freddie Mac	14,540,409
793,029	Washington Mutual, Inc.	34,639,507

		68,382,372

Telecom Equipment — 2.3%
1,577,472	Motorola, Inc.	34,972,565

Telephone — 5.3%
2,734,841	Sprint Nextel Corp.	53,356,748
785,328	Verizon Communications, Inc.	27,439,360

		80,796,108

Tobacco — 2.2%
392,856	Altria Group, Inc.	33,082,404

Transports — 0.8%
132,608	Union Pacific Corp.	12,003,676

TOTAL COMMON STOCKS
		$1,485,504,149

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 4.1%
Joint Repurchase Agreement Account II
$61,900,000	5.310%	12/01/2006	$61,900,000
Maturity Value: $61,909,130

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,547,404,149

Shares	Description	Value
Securities Lending Collateral — 0.5%
7,100,000	Boston Global Investment Trust — Enhanced Portfolio	$7,100,000

TOTAL INVESTMENTS — 102.2%
$1,554,504,149

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%	(33,544,597)

NET ASSETS — 100.0%	$1,520,959,552

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,347,943,595

Gross unrealized gain	212,100,838
Gross unrealized loss	(5,540,284)

Net unrealized security gain	$206,560,554

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Biotechnology — 0.4%
77,936	Amgen, Inc.*	$5,533,456

Brokers — 3.3%
327,738	Lehman Brothers Holdings, Inc.	24,144,458
77,504	Merrill Lynch & Co., Inc.	6,776,175
195,289	Morgan Stanley	14,873,210

		45,793,843

Computer Hardware — 3.0%
1,195,731	Cisco Systems, Inc.*	32,141,249
221,269	Hewlett-Packard Co.	8,731,275

		40,872,524

Computer Software — 1.0%
826,927	Activision, Inc.*	14,099,105

Defense/Aerospace — 1.0%
153,583	The Boeing Co.	13,596,703

Diversified Energy — 1.9%
951,837	The Williams Companies, Inc.	26,422,995

Drugs — 3.6%
1,826,510	Pfizer, Inc.	50,210,760

Electrical Utilities — 6.5%
75,351	Edison International	3,464,639
498,902	Entergy Corp.(a)	45,559,731
215,393	Exelon Corp.	13,080,817
142,461	FirstEnergy Corp.	8,524,866
74,798	FPL Group, Inc.(a)	3,986,733
392,492	PPL Corp.	14,267,084

		88,883,870

Energy Resources — 8.7%
438,112	ConocoPhillips	29,484,938
143,300	Devon Energy Corp.	10,513,921
202,808	EOG Resources, Inc.	14,304,048
845,442	Exxon Mobil Corp.	64,938,400

		119,241,307

Energy-Master Limited Partnership — 4.2%
295,754	Energy Transfer Partners LP	16,148,169
681,529	Enterprise Products Partners LP	19,273,640
333,983	Magellan Midstream Partners LP	12,928,482
244,252	Williams Partners LP	9,447,667

		57,797,958

Environmental & Other Services — 1.1%
407,402	Waste Management, Inc.	14,914,987

Food & Beverage — 1.0%
503,903	Unilever NV	13,348,391

Shares	Description	Value
Common Stocks — (continued)
Home Products — 1.8%
680,534	Newell Rubbermaid, Inc.	$19,388,414
82,527	The Clorox Co.	5,281,728

		24,670,142

Large Banks — 13.6%
1,014,473	Bank of America Corp.	54,629,371
691,171	Citigroup, Inc.	34,275,170
995,015	J.P. Morgan Chase & Co.	46,049,294
242,100	Wachovia Corp.	13,119,399
1,096,977	Wells Fargo & Co.	38,657,470

		186,730,704

Life Insurance — 0.7%
109,859	The Hartford Financial Services Group, Inc.	9,421,508

Media — 2.2%
253,916	Comcast Corp.*	10,273,442
990,231	Time Warner, Inc.	19,943,252

		30,216,694

Medical Products — 2.5%
451,866	Baxter International, Inc.	20,216,485
279,504	Medtronic, Inc.	14,570,543

		34,787,028

Mining — 0.5%
113,785	Nucor Corp.	6,810,032

Motor Vehicle — 1.0%
226,229	Autoliv, Inc.	13,259,282

Oil Services — 1.1%
115,745	Baker Hughes, Inc.	8,499,155
198,115	BJ Services Co.	6,690,344

		15,189,499

Paper & Packaging — 2.8%
665,078	International Paper Co.	22,014,082
702,726	Packaging Corp. of America	15,846,471

		37,860,553

Parts & Equipment — 3.7%
754,500	General Electric Co.	26,618,760
374,665	United Technologies Corp.	24,177,133

		50,795,893

Property Insurance — 3.9%
245,480	American International Group, Inc.	17,262,153
211,678	PartnerRe Ltd.(a)	14,758,190
162,208	The Allstate Corp.	10,296,964
167,906	XL Capital Ltd.	11,941,475

		54,258,782

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Regionals — 2.0%
533,380	KeyCorp	$19,255,018
235,345	Regions Financial Corp.	8,625,394

		27,880,412

REIT — 4.5%
164,484	Apartment Investment & Management Co.	9,480,858
492,482	CapitalSource, Inc.(a)	13,405,360
181,086	Developers Diversified Realty Corp.	11,730,751
73,200	Equity Office Properties Trust	3,528,240
358,325	iStar Financial, Inc.	16,766,027
125,800	Mack-Cali Realty Corp.	6,873,712

		61,784,948

Restaurants — 2.7%
902,040	McDonald’s Corp.	37,858,619

Retail Apparel — 2.4%
435,983	J.C. Penney Co., Inc.	33,718,925

Specialty Financials — 7.2%
173,143	AllianceBernstein Holding LP	13,243,708
311,438	American Capital Strategies Ltd.(a)	14,101,912
499,725	Apollo Investment Corp.	11,228,821
272,090	Countrywide Financial Corp.(a)	10,807,415
193,927	Freddie Mac	13,024,137
828,360	Washington Mutual, Inc.	36,182,765

		98,588,758

Telecom Equipment — 1.3%
785,225	Motorola, Inc.	17,408,464

Telephone — 5.5%
2,101,692	Sprint Nextel Corp.	41,004,011
1,000,019	Verizon Communications, Inc.	34,940,664

		75,944,675

Tobacco — 2.1%
339,182	Altria Group, Inc.	28,562,516

Transports — 1.2%
121,341	Union Pacific Corp.	10,983,787
78,232	United Parcel Service, Inc. Class B	6,095,838

		17,079,625

TOTAL COMMON STOCKS
		$1,353,542,958

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b)— 1.5%
Joint Repurchase Agreement Account II
$20,400,000	5.310%	12/01/2006	$20,400,000
Maturity Value: $20,403,009

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,373,942,958

Shares	Description	Value
Securities Lending Collateral — 4.0%
55,510,750	Boston Global Investment Trust — Enhanced Portfolio	$55,510,750

TOTAL INVESTMENTS — 103.9%
		$1,429,453,708

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(53,784,944)

NET ASSETS — 100.0%		$1,375,668,764

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,214,520,546

Gross unrealized gain	218,517,213
Gross unrealized loss	(3,584,051)

Net unrealized security gain	$214,933,162

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Biotechnology — 1.0%
2,035,348	MedImmune, Inc.*	$66,535,526

Brokers — 2.1%
700,032	E*Trade Financial Corp.*	16,849,770
495,008	Lazard Ltd.	22,483,264
684,896	The Bear Stearns Companies, Inc.	104,432,942

		143,765,976

Chemical — 0.9%
551,801	Agrium, Inc.	17,017,543
609,546	Airgas, Inc.	25,936,182
240,468	Albemarle Corp.	16,770,238

		59,723,963

Computer Hardware — 4.2%
1,317,215	Amphenol Corp.	89,741,858
1,324,652	Arrow Electronics, Inc.*	42,070,947
1,210,365	Avnet, Inc.*	30,004,948
4,168,885	Seagate Technology	107,390,478
418,202	Zebra Technologies Corp.*(a)	14,607,796

		283,816,027

Computer Software — 1.8%
7,086,935	Activision, Inc.*	120,832,242

Construction — 1.4%
1,795,101	Lennar Corp.	94,242,802

Defense/Aerospace — 1.8%
681,099	Alliant Techsystems, Inc.*	52,655,764
1,124,954	Rockwell Collins, Inc.	67,868,475

		120,524,239

Diversified Energy — 2.5%
6,166,558	The Williams Companies, Inc.	171,183,650

Drugs — 2.3%
1,739,500	Charles River Laboratories International, Inc.*	72,624,125
2,943,883	IMS Health, Inc.	80,868,466

		153,492,591

Electrical Utilities — 13.3%
1,227,975	CMS Energy Corp.*	19,905,475
4,089,095	DPL, Inc.(a)	114,331,096
2,936,611	Edison International	135,025,374
2,282,433	Entergy Corp.	208,431,781
737,643	FirstEnergy Corp.	44,140,557
1,248,003	Northeast Utilities	34,981,524
3,256,658	PG&E Corp.	149,578,302
3,675,688	PPL Corp.	133,611,259
299,077	Sierra Pacific Resources*	4,910,844
1,206,974	Wisconsin Energy Corp.	56,462,244

		901,378,456

Shares	Description	Value
Common Stocks — (continued)
Energy Resources — 7.6%
2,416,448	EOG Resources, Inc.	$170,432,077
6,744,145	Range Resources Corp.	209,675,468
2,495,541	Ultra Petroleum Corp.*	134,509,660

		514,617,205

Environmental & Other Services — 2.2%
7,803,249	Allied Waste Industries, Inc.*	98,945,197
1,252,203	Republic Services, Inc.	51,941,381

		150,886,578

Food & Beverage — 1.1%
537,527	Pepsi Bottling Group, Inc.	16,835,346
2,118,991	Smithfield Foods, Inc.*	55,898,982

		72,734,328

Gas Utilities — 0.7%
1,293,063	AGL Resources, Inc.	49,666,550

Grocery — 2.4%
1,813,092	Safeway, Inc.	55,861,365
3,188,617	SUPERVALU, Inc.	109,242,018

		165,103,383

Health Insurance — 1.7%
1,035,901	Coventry Health Care, Inc.*	49,857,915
1,371,901	Health Net, Inc.*	63,299,512

		113,157,427

Home Products — 2.7%
3,644,347	Newell Rubbermaid, Inc.	103,827,446
1,225,163	The Clorox Co.	78,410,432

		182,237,878

Hotel & Leisure — 2.0%
745,768	Boyd Gaming Corp.	31,583,275
1,319,147	Harrah’s Entertainment, Inc.	103,816,869

		135,400,144

Information Services — 0.9%
7,527,370	BearingPoint, Inc.*(a)	63,079,361

Life Insurance — 1.8%
705,099	Assurant, Inc.	38,752,241
798,907	Lincoln National Corp.	50,802,496
555,891	Torchmark Corp.	35,143,429

		124,698,166

Media — 1.1%
792,830	Lamar Advertising Co.*	47,847,290
9,662,817	Charter Communications Inc.*(a)	28,505,310

		76,352,600

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Medical Products — 0.6%
2,006,897	PerkinElmer, Inc.	$43,489,458

Medical Providers — 0.2%
499,115	Apria Healthcare Group, Inc.*	12,462,902

Mining — 1.3%
2,922,275	Commercial Metals Co.	84,892,089

Motor Vehicle — 1.2%
1,412,403	Autoliv, Inc.	82,780,940

Oil Services — 1.1%
2,092,028	BJ Services Co.	70,647,786

Paper & Packaging — 1.8%
2,335,453	MeadWestvaco Corp.	68,895,864
2,383,208	Packaging Corp. of America	53,741,340

		122,637,204

Parts & Equipment — 2.7%
1,168,895	American Standard Companies, Inc.	52,378,185
561,462	Carlisle Cos., Inc.	45,978,123
892,109	Cooper Industries Ltd.	81,574,447

		179,930,755

Property Insurance — 6.3%
1,809,657	AMBAC Financial Group, Inc.	154,979,025
851,089	Everest Re Group Ltd.	83,755,669
521,726	MGIC Investment Corp.	30,239,239
1,066,532	PartnerRe Ltd.	74,358,611
564,504	RenaissanceRe Holdings Ltd. Series B	33,237,996
1,138,736	The PMI Group, Inc.	49,318,656

		425,889,196

Publishing — 0.6%
1,087,894	Dow Jones & Co., Inc.(a)	39,262,094

Regional Banks — 5.2%
645,496	City National Corp.	43,777,539
692,061	Commerce Bancshares, Inc.	33,627,256
3,681,369	KeyCorp	132,897,421
503,072	M&T Bank Corp.	59,684,462
1,056,900	Zions Bancorp.	82,691,856

		352,678,534

REIT — 9.6%
1,608,100	Apartment Investment & Management Co.	92,690,884
1,013,610	Brandywine Realty Trust	35,628,392
1,252,249	Developers Diversified Realty Corp.	81,120,690
3,692,849	Equity Office Properties Trust	177,995,322

Shares	Description	Value
Common Stocks — (continued)
REIT — (continued)
1,023,441	Equity Residential Properites Trust	$54,508,468
202,063	Healthcare Realty Trust, Inc.	8,197,696
758,054	Home Properties of New York, Inc.(a)	46,855,318
1,158,980	iStar Financial, Inc.	54,228,674
1,279,877	Liberty Property Trust	65,542,501
617,232	Mack-Cali Realty Corp.	33,725,556

		650,493,501

Retail Apparel — 3.5%
2,241,695	J.C. Penney Co., Inc.	173,372,691
984,115	Ross Stores, Inc.	30,497,724
983,062	Williams-Sonoma, Inc.	31,182,727

		235,053,142

Semiconductors — 1.2%
1,679,667	National Semiconductor Corp.	40,631,145
1,142,558	Tessera Technologies, Inc.*	43,268,671

		83,899,816

Specialty Financials — 2.9%
806,006	American Capital Strategies Ltd.(a)	36,495,952
2,274,097	CIT Group, Inc.	118,275,785
1,305,959	Eaton Vance Corp.(a)	41,660,092

		196,431,829

Telephone — 0.9%
1,130,912	Embarq Corp.(a)	58,185,422

Thrifts — 0.9%
4,146,539	Hudson City Bancorp, Inc.	55,024,572
70,896	Webster Financial Corp	3,386,702

		58,411,274

Transports — 1.6%
1,785,488	Norfolk Southern Corp.	87,935,284
756,330	Swift Transportation Co., Inc.*	21,457,082

		109,392,366

Trust/Processors — 1.0%
1,213,599	Northern Trust Corp.	69,126,599

TOTAL COMMON STOCKS
		$6,639,093,999

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement (b) — 2.6%
Joint Repurchase Agreement Account II
$178,900,000	5.310%	12/01/2006	$178,900,000
Maturity Value: $178,926,388

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$6,817,993,999

Shares	Description	Value
Securities Lending Collateral — 1.4%
95,304,675	Boston Global Investment Trust — Enhanced Portfolio	$95,304,675

TOTAL INVESTMENTS — 102.1%
		$6,913,298,674

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(145,422,842)

NET ASSETS — 100.0%		$6,767,875,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$5,763,429,840

Gross unrealized gain	1,184,765,271
Gross unrealized loss	(34,896,437)

Net unrealized security gain	$1,149,868,834

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Business Services — 0.3%
164,105	G&K Services, Inc.	$6,496,917

Commercial Services — 0.2%
456,583	The BISYS Group, Inc.*	5,474,430

Chemical — 3.5%
247,787	Albemarle Corp.	17,280,665
135,986	American Vanguard Corp.(a)	2,423,270
158,823	H.B. Fuller Co.	4,140,516
302,219	KMG Chemicals, Inc.	2,862,014
368,734	Minerals Technologies, Inc.	20,958,840
203,179	NuCo2, Inc.*	5,073,380
207,013	Penford Corp.	3,419,855
685,915	UAP Holding Corp.	16,468,819

		72,627,359

Computer Hardware — 3.4%
946,889	Brooks Automation, Inc.*	13,228,039
545,755	Electronics for Imaging, Inc.*	13,370,998
971,460	Emulex Corp.*	20,274,370
658,166	Foundry Networks, Inc.*	9,418,355
463,438	Hypercom Corp.*	3,067,960
1,519,657	Premiere Global Services, Inc.*	12,385,205

		71,744,927

Computer Software — 4.3%
188,227	Blackboard, Inc.*	5,364,469
853,019	JDA Software Group, Inc.*	12,198,172
188,131	Kanbay International, Inc.*	5,393,716
2,394,591	Lawson Software, Inc.*	17,815,757
40,081	MICROS Systems, Inc.*	2,040,925
356,309	MTC Technologies, Inc.*	9,296,102
129,804	MTS Systems Corp.	4,976,685
1,026,376	Parametric Technology Corp.*(a)	19,870,639
187,065	Transaction Systems Architects, Inc.*	6,328,409
199,086	Vignette Corp.*	3,350,617
170,799	Witness Systems, Inc.*	3,243,473

		89,878,964

Construction — 4.3%
243,347	Beazer Homes USA, Inc.	11,111,224
185,219	Builders FirstSource, Inc.*	3,082,044
750,236	Comfort Systems USA, Inc.	10,120,684
445,185	Goodman Global, Inc.*	7,127,412
307,121	Hovnanian Enterprises Inc*(a)	10,905,867
458,227	Infrasource Services, Inc.*	9,902,285
227,811	Ryland Group, Inc.*	12,017,030
38,608	Trex Co., Inc.*(a)	874,471
302,947	Watsco, Inc.	15,656,301
433,703	WCI Communities, Inc.*(a)	8,058,202

		88,855,520

Consumer Durables — 0.5%
394,782	Providence Service Corp.*(a)	10,544,627

Shares	Description	Value
Common Stocks — (continued)
Defense/Aerospace — 0.6%
216,267	Ducommun, Inc.*	$4,967,653
306,817	EDO Corp.	6,728,497

		11,696,150

Drugs — 0.9%
930,791	Medarex, Inc.*(a)	12,556,371
365,305	Salix Pharmaceuticals Ltd.*	5,132,535

		17,688,906

Electrical Utilities — 3.6%
450,061	Cleco Corp.	11,535,064
350,875	Dynegy, Inc.*	2,382,441
1,183,304	El Paso Electric Co.*	29,393,271
35,753	ITC Holdings Corp	1,403,305
54,256	MGE Energy, Inc.	1,864,236
757,267	Sierra Pacific Resources*	12,434,324
24,887	The Empire District Electric Co.(a)	598,284
114,443	Unisource Energy Corp.	4,203,492
442,582	Westar Energy, Inc.	11,768,255

		75,582,672

Electronic Manufacturing Services — 0.2%
304,770	LoJack Corp.*	4,626,409

Energy Resources — 2.8%
383,557	Delta Petroleum Corp.*(a)	11,591,093
626,424	Parallel Petroleum Corp.*	12,371,874
82,047	Piedmont Natural Gas Co., Inc.(a)	2,286,650
768,438	Range Resources Corp.	23,890,737
241,417	Southwest Gas Corp.	9,062,794

		59,203,148

Energy-Master Limited Partnership — 0.8%
423,871	Williams Partners LP	16,395,330

Environmental & Other Services — 1.9%
38,573	Capella Education Co.*	973,968
93,772	ITT Educational Services, Inc.*	6,429,946
240,150	Macquarie Infrastructure Co Trust	7,780,860
183,143	UniFirst Corp.	7,600,435
399,809	Waste Connections, Inc.*	16,132,293

		38,917,502

Food & Beverage — 0.4%
25,337	Delta & Pine Land Co.	1,027,415
193,302	Nash Finch Co.(a)	5,112,838
115,323	Sanderson Farms, Inc.	3,188,681

		9,328,934

Gas Utilities — 1.3%
327,158	Northwest Natural Gas Co.	13,491,996
284,697	SEMCO Energy, Inc.*	1,767,968
334,812	South Jersey Industries, Inc.	11,165,980

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — (continued)
34,685	Vectren Corp.	$990,257

		27,416,201

Grocery — 0.6%
489,030	Casey’s General Stores, Inc.	12,171,957

Home Products — 1.9%
884,743	Elizabeth Arden, Inc.*	16,279,271
1,099,078	Playtex Products, Inc.*	16,332,299
529,095	Prestige Brands Holdings, Inc.*	6,338,558

		38,950,128

Hotel & Leisure — 1.6%
113,950	Aztar Corp.*	6,145,324
269,249	Boyd Gaming Corp.	11,402,695
169,344	Isle of Capri Casinos, Inc.*(a)	4,677,281
819,945	K2, Inc.*	11,085,656

		33,310,956

Information Services — 2.1%
593,586	eFunds Corp.*	15,225,481
704,683	Insight Enterprises, Inc.*	14,164,128
216,559	MAXIMUS, Inc.	6,336,516
288,755	Resources Connection, Inc.*	8,382,558

		44,108,683

Life Insurance — 1.1%
1,041,431	American Equity Investment Life Holding Co.	13,538,603
206,161	StanCorp Financial Group, Inc.	9,361,771

		22,900,374

Medical Products — 2.1%
760,704	American Medical Systems Holdings, Inc. *	13,091,716
83,797	Owens & Minor, Inc.	2,600,221
748,781	PerkinElmer, Inc.	16,226,084
864,678	Symmetry Medical, Inc.*	11,750,974

		43,668,995

Medical Providers — 0.6%
119,379	Amedisys, Inc.*	4,676,076
1,039,583	Cardiac Science Corp.*	8,482,997

		13,159,073

Mining — 0.7%
535,332	Commercial Metals Co.	15,551,395

Motor Vehicle — 1.5%
582,509	Commercial Vehicle Group, Inc.*	13,630,711

Shares	Description	Value
Common Stocks — (continued)
Motor Vehicle — (continued)
69,129	Lithia Motors, Inc.	$1,787,676
684,588	Tenneco Automotive, Inc.*	16,142,585

		31,560,972

Oil Services — 1.7%
485,416	Geomet, Inc.*(a)	5,077,451
102,525	Hydril Co.*	7,757,041
492,053	Oil States International, Inc.*	17,128,365
127,889	W-H Energy Services, Inc.*	6,106,700

		36,069,557

Paper & Packaging — 0.6%
1,600,035	Caraustar Industries, Inc.*(b)	12,560,275

Parts & Equipment — 7.3%
96,959	Actuant Corp.	5,241,604
216,115	Applied Industrial Technologies, Inc.	6,150,633
119,600	Baldor Electric Co.	4,154,904
337,054	Belden CDT, Inc.	13,418,120
197,637	CyberOptics Corp.*	2,533,706
122,209	Franklin Electric Co., Inc.	6,332,870
1,797,455	GrafTech International Ltd.*	12,132,821
57,118	Greatbatch, Inc.*	1,485,639
288,382	Intermec, Inc.*	7,310,484
303,783	Lydall, Inc.*	3,189,721
513,590	Modtech Holdings, Inc.*	2,516,591
391,027	Mueller Industries, Inc.	13,334,021
315,013	Oregon Steel Mills, Inc.*	19,826,918
310,326	RBC Bearings, Inc.*	9,018,074
180,171	Tennant Co.	5,233,968
264,781	Universal Forest Products, Inc.	12,349,386
1,853,829	Wabash National Corp.(b)	27,251,286

		151,480,746

Property Insurance — 4.0%
284,767	Aspen Insurance Holdings Ltd.	7,674,471
260,793	Donegal Group, Inc.	5,004,618
282,684	National Atlantic Holdings Corp.*(a)	3,759,697
184,273	Navigators Group, Inc.*	8,526,312
148,900	NYMAGIC, Inc.	5,058,133
312,276	ProAssurance Corp.*	15,997,899
631,612	ProCentury Corp.	11,173,216
451,700	Republic Companies Group, Inc.	9,228,231
287,099	RLI Corp.	15,879,446

		82,302,023

Regionals — 11.9%
258,161	Alabama National BanCorporation	17,678,865
182,304	Alliance Bankshares Corp.*	2,953,325

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Regionals — (continued)
207,335	Berkshire Hills Bancorp, Inc.	$6,993,410
639,431	Cardinal Financial Corp.	6,362,338
309,065	Central Pacific Financial Corp.	11,580,665
171,063	Chittenden Corp.	5,145,575
435,163	Citizens Banking Corp.(a)	11,679,775
194,222	Columbia Banking System, Inc.	6,531,686
366,909	F.N.B. Corp.	6,575,009
56,312	First Financial Bankshares, Inc.(a)	2,349,337
1,107,877	First Niagara Financial Group, Inc.	15,920,192
265,885	Glacier Bancorp, Inc.	9,449,553
269,301	IBERIABANK Corp.	15,358,236
22,042	MB Financial, Inc.	791,749
381,253	Midwest Banc Holdings, Inc.(a)	8,883,195
417,384	Millennium Bankshares Corp.	3,698,022
185,346	Nexity Financial Corp.*	2,290,877
717,038	PFF Bancorp, Inc.	23,662,254
419,917	Placer Sierra Bancshares	9,800,863
260,499	Prosperity Bancshares, Inc.	8,833,521
663,518	Signature Bank*	21,338,739
189,432	Southcoast Financial Corp.*	3,934,503
178,014	Sterling Bancorp.	3,311,060
130,026	Summit State Bank	1,735,847
168,905	Texas United Bancshares, Inc.	5,685,342
616,133	The Bancorp, Inc.*	16,518,526
427,024	United Community Banks, Inc.	14,232,710
123,618	West Coast Bancorp	4,263,585

		247,558,759

REIT — 10.4%
316,238	Acadia Realty Trust	8,215,863
121,518	Agree Realty Corp.	4,249,484
320,754	American Campus Communities, Inc.	9,526,394
332,774	BioMed Realty Trust, Inc.	10,049,775
485,276	Brandywine Realty Trust	17,057,451
227,927	Cogdell Spencer, Inc.	4,987,043
259,056	Digital Realty Trust, Inc.	9,440,001
235,202	Entertainment Properties Trust	14,276,761
193,909	LaSalle Hotel Properties	8,551,387
561,571	Lexington Corporate Properties Trust	12,410,719
1,623,869	MFA Mortgage Investments, Inc.	12,633,701
565,369	National Retail Properties, Inc.	13,484,051
941,362	Omega Healthcare Investors, Inc.	16,680,935
419,550	Parkway Properties, Inc.	21,766,254
555,948	RAIT Investment Trust	18,529,747
1,700,173	Spirit Finance Corp.	20,759,112

Shares	Description	Value
Common Stocks — (continued)
REIT — (continued)
537,101	U-Store-It Trust	$11,751,770
108,286	Windrose Medical Properties Trust	2,027,114

		216,397,562

Restaurants — 2.6%
339,403	Applebee’s International, Inc.	7,721,418
322,078	California Pizza Kitchen, Inc.*	10,100,366
342,787	CEC Entertainment, Inc.*	13,646,350
360,011	RARE Hospitality International, Inc.*	11,653,556
144,639	Ruby Tuesday, Inc.	3,903,807
375,485	The Steak N Shake Co.*	6,465,852

		53,491,349

Retail Apparel — 4.1%
362,127	Aaron Rents, Inc.(a)	9,676,033
736,019	Big Lots, Inc.*	16,420,584
837,279	Charming Shoppes, Inc.*(a)	11,328,385
111,165	Christopher & Banks Corp.	2,088,790
650,115	Fossil, Inc.*(a)	13,665,417
158,626	Gymboree Corp.*	6,313,315
281,719	Hot Topic, Inc.*	3,760,949
255,734	K-Swiss, Inc.	8,492,926
246,209	School Specialty, Inc.*(a)	9,122,044
255,296	Select Comfort Corp.*(a)	4,419,174
73,947	Sharper Image Corp.*(a)	716,546

		86,004,163

Semiconductors — 3.0%
607,047	Aeroflex, Inc.*	7,320,987
296,183	ATMI, Inc.*	9,628,909
814,508	Entegris, Inc.*	8,682,655
135,081	FormFactor, Inc.*	5,046,626
935,369	Integrated Device Technology, Inc.*	15,433,589
377,991	Tessera Technologies, Inc.*	14,314,519

		60,427,285

Specialty Financials — 3.8%
709,697	Accredited Home Lenders Holding Co.*(a)	21,028,322
103,360	Affiliated Managers Group, Inc.*(a)	10,554,089
821,921	Apollo Investment Corp.	18,468,565
562,429	Financial Federal Corp.	15,579,283
314,326	Knight Capital Group, Inc.*	5,535,281
475,979	Technology Investment Capital Corp.	7,620,424

		78,785,964

Telecom Equipment — 1.3%
170,529	Anixter International, Inc.*	9,996,410
310,680	Knology, Inc.*	3,106,800

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecom Equipment — (continued)
887,420	Tekelec*(a)	$14,287,462
		27,390,672

Telephone — 0.8%
538,959	RCN Corp.*	16,201,108

Thrifts — 1.6%
22,349	Bank of the Ozarks, Inc.	731,930
629,951	Brookline Bancorp, Inc.(a)	8,504,338
409,099	Fidelity Bankshares, Inc.	16,102,136
301,222	Irwin Financial Corp.	6,635,921
61,718	Sterling Financial Corp.	2,070,639

		34,044,964

Transports — 1.3%
1,035,620	AirTran Holdings, Inc.*	12,872,757
189,550	Forward Air Corp.	6,312,015
468,745	Heartland Express, Inc.	7,232,735

		26,417,507

Wireless — 1.1%
426,482	Andrew Corp.*	4,252,025
2,038,961	Dobson Communications Corp.*(a)	17,637,013

		21,889,038

TOTAL COMMON STOCKS
		$2,012,881,501

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 3.7%
Joint Repurchase Agreement Account II
$77,700,000	5.310%	12/01/2006	$77,700,000
Maturity Value: $77,711,461

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$2,090,581,501

Shares	Description	Value
Securities Lending Collateral — 5.0%
104,357,800	Boston Global Investment Trust — Enhanced Portfolio	$104,357,800

TOTAL INVESTMENTS — 105.4%
		$2,194,939,301

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(112,046,428)

NET ASSETS — 100.0%		$2,082,892,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer, which is defined by the 1940 Act as a security in which a Fund has an ownership control of at least 5% of the voting securities.

(c)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT —Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — As of November 30, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,751,176,672

Gross unrealized gain	466,014,262
Gross unrealized loss	(22,251,633)

Net unrealized security gain	$443,762,629

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VALUE EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At November 30, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Large Cap Value	$61,900,000

Growth and Income	20,400,000

Mid Cap Value	178,900,000

Small Cap Value	77,700,000

GOLDMAN SACHS VALUE EQUITY FUNDS

Schedule of Investments (continued)

November 30, 2006 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.31%	12/01/2006	$500,073,750

Banc of America Securities LLC	750,000,000	5.31	12/01/2006	750,110,625

Barclays Capital PLC	900,000,000	5.31	12/01/2006	900,132,750

Barclays Capital PLC	350,000,000	5.32	12/01/2006	350,051,722

Credit Suisse Securities (USA)	750,000,000	5.31	12/01/2006	750,110,625

Deutsche Bank Securities, Inc.	2,900,000,000	5.31	12/01/2006	2,900,427,750

Greenwich Capital Markets	300,000,000	5.31	12/01/2006	300,044,250

Merrill Lynch	500,000,000	5.31	12/01/2006	500,073,750

Morgan Stanley & Co.	650,000,000	5.31	12/01/2006	650,095,875

UBS Securities LLC	888,200,000	5.31	12/01/2006	888,331,009

UBS Securities LLC	125,000,000	5.33	12/01/2006	125,018,507

Wachovia Capital Markets	250,000,000	5.30	12/01/2006	250,036,806

TOTAL	$8,863,200,000			$8,864,507,419

At November 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.75%, due 12/01/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 13.30%, due 01/01/2007 to 09/01/2036; Federal National Mortgage Association, 0.00% to 15.00%, due 02/01/2007 to 10/01/2046 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/2009 to 11/15/2036. The aggregate market value of the collateral, including accrued interest, was $8,941,477,928.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 29, 2007

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 29, 2007

* Print the name and title of each signing officer under his or her signature.